Annual Fund Operating Expenses - Class A C S I N R T Shares - Janus Henderson Growth and Income Fund	Jan. 28, 2021
Class A
Operating Expenses:
Management Fees	0.60%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.99%
Class C
Operating Expenses:
Management Fees	0.60%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.70%
Class S
Operating Expenses:
Management Fees	0.60%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.13%
Class I
Operating Expenses:
Management Fees	0.60%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.71%
Class N
Operating Expenses:
Management Fees	0.60%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.63%
Class R
Operating Expenses:
Management Fees	0.60%
Distribution/Service (12b-1) Fees	0.50%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.41%
Class T
Operating Expenses:
Management Fees	0.60%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.87%